DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 148,957		$ 213,741	$ 2,611,125
Gain (loss) fair value of derivative liabilities	$ 4,187	$ (74,780)	$ 828,614	$ 180,552